As filed with the Securities and Exchange Commission on November 18, 2010

Securities Act Registration No. 333-169566

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/ X /

Pre-Effective Amendment No.	/ 3 /

Post-Effective Amendment No.	/ /

(Exact Name of Registrant as Specified in Charter)

Tanaka Funds, Inc.
769 Lexington Avenue, 20th Floor
New York, NY  10017
Attention:  Graham Tanaka
 (212) 490-3380

(Name and Address of Agent for Service)
Graham Tanaka
769 Lexington Avenue, 20th Floor
New York, NY  10017

With a copy to:
David D. Jones, Esq.
David Jones & Assoc., P.C.
395 Sawdust Road, # 2137
The Woodlands, TX  77380
866-862-1719 (P)

Title of Securities being registered:  Shares of a series of the Registrant

No filing fee is required because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares (333-47207).

Approximate date of proposed public offering:  As soon as practicable after the effective date of this registration statement.

Effective Date:  Pursuant to Section 8(a) of the Securities Act of 1933, it is proposed that this filing will become effective on November 18, 2010, in accordance with Section 8(a) of the Securities Act of 1933 or on such date as the Commission, acting pursuant to said Section 8(a), may determine.

PART A

Part A is hereby incorporated by reference to Part A of the Registrant’s Pre-Effective Amendment No. 3 (Accession-no: 0001398344-10-001495) to its Registration Statement on Form N-14 filed with the SEC on November 18, 2010.

PART B

Part B is hereby incorporated by reference to Part B of the Registrant’s Pre-Effective Amendment No. 3 (Accession-no: 0001398344-10-001495) to its Registration Statement on Form N-14 filed with the SEC on November 18, 2010.

TANAKA FUNDS, INC.

FORM N-14

PART C

OTHER INFORMATION

Item 15. Indemnification

The Registrant is incorporated under the General Corporation Law (the "GCL") of the State of Maryland. The Registrant's Articles of Incorporation provide for indemnification of directors, officers and other agents of the corporation to the fullest extent permitted under the GCL. The articles limit such indemnification so as to comply with the prohibition against indemnifying such persons under Section 17 of the 1940 Act for certain conduct set forth in that section ("Disabling Conduct"). Contracts between the Fund and various service providers include provisions for indemnification, but also forbid the Registrant to indemnify affiliates for Disabling Conduct.

The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, it directors and officers, and could cover its Adviser, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 16. Exhibits.

(1)	Articles of Incorporation. Amended and Restated Articles of Incorporation, which were filed as an Exhibit to Registrant's Pre-Effective Amendment No. 2, are hereby incorporated by reference.

(2)	By-Laws. Amended By-laws, which were filed as an Exhibit to Registrant's Post- Effective Amendment No. 5, are hereby incorporated by reference.

(3)	Voting Trust Agreements. None

(4)	Agreement and Plan of Reorganization is filed herewith as Exhibit A to Part A of this Registration Statement.

(5)	Instruments Defining Rights of Security Holders. None, other than in the Amended and Restated Articles of Incorporation and By-laws of the Registrant

(6)	Investment Advisory Contracts.

(i)
Form of Investment Advisory Agreement between TANAKA Capital Management, Inc. and the Registrant on behalf of the TANAKA GROWTH FUND, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 2, is hereby incorporated by reference.

(ii)
Signature page of the Investment Advisory Agreement between TANAKA Capital Management, Inc. and the Registrant on behalf of the TANAKA GROWTH FUND, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 2, is hereby incorporated by reference.

(7)	Underwriting Contracts. None.

(8)	Bonus or Profit Sharing Contracts. - None.

(9)
Custodian Agreements. Form of Registrant's agreement with the custodian, The Huntington National Bank, which was filed as an Exhibit to Registrant's Post Effective Amendment No. 6, is hereby incorporated by reference.

(10)	Rule 12b-1 Plan, Rule 18f-3 Plan.

(a)	Rule 12b-1 Plan

(i)	Distribution and Service Plan (Class R shares only), which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 2, is hereby incorporated by reference.

(b)	Rule 18f-3 Plan.- None

(11)	Legal Opinion.

(a)	Opinion & Consent of David Jones & Assoc., P.C. which was filed as Exhibit 99-11(a) to Pre-Effective Amendment # 1 to Registration Statement on Form N-14, is incorporated herein by reference.

(12)	Tax Opinion.

(a)	Opinion and Consent of David Jones & Assoc., P.C., which was filed as Exhibit 99-12(a) to Pre-Effective Amendment # 1 to Registration Statement on Form N-14, is incorporated herein by reference..

(13)	Other Material Contracts.

(a)
Transfer Agent Agreement with Mutual Shareholder Services, LLC (“MSS”) is incorporated by reference to Exhibit 23(h.1) to Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed with the SEC on February 2, 2010.

(b)	Fund Accounting Agreement with MSS is incorporated by reference to Exhibit 23(h.2) to Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed with the SEC on February 2, 2010.

(14)	Other Opinions. - Consent of Independent Registered Public Accountants to be filed by amendment.

(a)
Consent of Tait, Weller & Baker, Independent Registered Public Accounting Firm to the Embarcadero Funds, which was filed as Exhibit 99-14(a) to Pre-Effective Amendment # 1 to Registration Statement on Form N-14, is incorporated herein by reference..

(b)
Consent of Sanville & Company, Independent Registered Public Accounting Firm to the Tanaka Funds, Inc., which was filed as Exhibit 99-11(a) to Pre-Effective Amendment # 1 to Registration Statement on Form N-14, is incorporated herein by reference.

(15)	Omitted Financial Statements. None.

(16)	Powers of Attorney. Powers of Attorney for the Registrant (and certificate with respect thereto) and certain directors and officers of the Registrant, are filed herein as Exhibits 99-16(a-d).

(17)	Additional Exhibits. None.

Item 17. Undertakings.

(1)           The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act (17 CFR 230.145c), the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)           The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the city of New York and State of New York, on the 18th day of November, 2010.

Tanaka Funds, Inc.

By:	/s/ Graham Tanaka
Graham Tanaka

Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Name	Title
David M. Fox*	Director
Thomas R. Schwartz*	Director
Michael E. Nelson*	Director
Graham Tanaka*	Director, President (Principal Executive Officer)

/s/  David D. Jones
*By David D. Jones, Attorney-in-Fact

Exhibit Index

Exhibit 99-16(a)-Power of Attorney of Graham Y. Tanaka
Exhibit 99-16(b)-Power of Attorney of David M. Fox
Exhibit 99-16(c)-Power of Attorney of Michael E. Nelson
Exhibit 99-16(d)-Power of Attorney of Thomas R. Schwarz